Note 9 - Share-based Compensation (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Share-based Payment Arrangement, Amount Capitalized	$ 0	$ 0	$ 0	$ 0
Non-employee Directors and Employees [Member]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	4,000,000		$ 4,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 109 days		2 years 146 days
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 230,000		$ 230,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			109 days